Quarterly Holdings Report
for
Fidelity® Fundamental Global ex-U.S. ETF
July 31, 2025
FGU-NPRT3-0925
1.9916393.100
Common Stocks - 99.0%
	Shares	Value ($)
AUSTRALIA - 0.6%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Aristocrat Leisure Ltd	3,588	161,500
BELGIUM - 1.1%
Financials - 0.6%
Banks - 0.6%
KBC Group NV	1,691	177,076
Health Care - 0.5%
Pharmaceuticals - 0.5%
UCB SA	652	141,706
TOTAL BELGIUM		318,782
BRAZIL - 2.8%
Consumer Discretionary - 1.1%
Broadline Retail - 1.0%
MercadoLibre Inc (b)	121	287,242
Textiles, Apparel & Luxury Goods - 0.1%
Azzas 2154 SA	5,072	32,318
TOTAL CONSUMER DISCRETIONARY		319,560

Financials - 0.5%
Banks - 0.4%
Itau Unibanco Holding SA	18,555	116,508
Capital Markets - 0.1%
Banco BTG Pactual SA unit	2,922	20,419
TOTAL FINANCIALS		136,927

Health Care - 0.2%
Health Care Providers & Services - 0.2%
Hapvida Participacoes e Investimentos S/A (b)(c)(d)	8,709	51,434
Industrials - 0.3%
Electrical Equipment - 0.1%
WEG SA	6,158	40,811
Ground Transportation - 0.2%
Localiza Rent a Car SA	8,599	53,180
TOTAL INDUSTRIALS		93,991

Materials - 0.6%
Metals & Mining - 0.6%
Vale SA	17,087	163,133
Utilities - 0.1%
Electric Utilities - 0.1%
Equatorial Energia SA	2,977	18,113
TOTAL BRAZIL		783,158
CANADA - 7.6%
Energy - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
Cameco Corp	2,973	223,211
Canadian Natural Resources Ltd	10,209	323,157
Imperial Oil Ltd	3,475	289,742
		836,110
Industrials - 0.5%
Ground Transportation - 0.5%
Canadian Pacific Kansas City Ltd	1,866	137,230
Information Technology - 3.3%
IT Services - 0.8%
Shopify Inc Class A (b)	1,753	214,279
Software - 2.5%
Constellation Software Inc/Canada	200	689,995
TOTAL INFORMATION TECHNOLOGY		904,274

Materials - 0.9%
Metals & Mining - 0.9%
Franco-Nevada Corp	1,676	266,979
TOTAL CANADA		2,144,593
CHILE - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Antofagasta PLC	2,922	72,432
CHINA - 8.7%
Communication Services - 2.7%
Entertainment - 0.2%
Tencent Music Entertainment Group Class A ADR	2,888	60,619
Interactive Media & Services - 2.5%
Tencent Holdings Ltd	10,201	714,720
TOTAL COMMUNICATION SERVICES		775,339

Consumer Discretionary - 2.0%
Automobiles - 0.3%
BYD Co Ltd H Shares	6,018	88,468
Broadline Retail - 1.2%
Alibaba Group Holding Ltd	8,832	130,174
PDD Holdings Inc Class A ADR (b)	1,749	198,424
		328,598
Hotels, Restaurants & Leisure - 0.1%
Trip.com Group Ltd	544	34,095
Household Durables - 0.4%
Haier Smart Home Co Ltd H Shares	40,476	127,358
TOTAL CONSUMER DISCRETIONARY		578,519

Consumer Staples - 0.3%
Beverages - 0.3%
Eastroc Beverage Group Co Ltd A Shares (China)	1,200	46,880
Kweichow Moutai Co Ltd A Shares (China)	144	28,431
		75,311
Financials - 1.5%
Banks - 0.8%
China Construction Bank Corp H Shares	211,441	216,828
China Merchants Bank Co Ltd H Shares	2,862	18,594
		235,422
Insurance - 0.7%
China Life Insurance Co Ltd H Shares	42,463	123,062
Ping An Insurance Group Co of China Ltd H Shares	11,059	76,004
		199,066
TOTAL FINANCIALS		434,488

Health Care - 0.8%
Biotechnology - 0.1%
Zai Lab Ltd (b)	8,441	31,559
Life Sciences Tools & Services - 0.2%
Wuxi Apptec Co Ltd H Shares (c)(d)	5,021	67,608
Pharmaceuticals - 0.5%
Hansoh Pharmaceutical Group Co Ltd (c)(d)	28,112	126,594
TOTAL HEALTH CARE		225,761

Industrials - 1.0%
Electrical Equipment - 0.2%
Contemporary Amperex Technology Co Ltd A Shares (China)	1,698	62,402
Ground Transportation - 0.2%
Full Truck Alliance Co Ltd ADR	5,251	60,649
Machinery - 0.6%
Airtac International Group	2,444	69,934
Shenzhen Inovance Technology Co Ltd A Shares (China)	8,846	77,877
		147,811
TOTAL INDUSTRIALS		270,862

Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Luxshare Precision Industry Co Ltd A Shares (China)	20,100	102,252
TOTAL CHINA		2,462,532
DENMARK - 0.9%
Industrials - 0.9%
Air Freight & Logistics - 0.9%
DSV A/S	1,181	264,431
FRANCE - 8.0%
Consumer Discretionary - 1.5%
Hotels, Restaurants & Leisure - 0.8%
Accor SA	4,356	222,008
Textiles, Apparel & Luxury Goods - 0.7%
Hermes International SCA	85	208,651
TOTAL CONSUMER DISCRETIONARY		430,659

Consumer Staples - 0.4%
Food Products - 0.4%
Danone SA	1,233	101,142
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Gaztransport Et Technigaz SA	265	49,899
Financials - 1.1%
Insurance - 1.1%
AXA SA	6,350	309,286
Health Care - 0.9%
Health Care Equipment & Supplies - 0.9%
EssilorLuxottica SA	818	243,271
Industrials - 2.1%
Aerospace & Defense - 2.1%
Safran SA	1,561	515,720
Thales SA	288	77,499
		593,219
Information Technology - 0.3%
Software - 0.3%
Dassault Systemes SE	2,721	89,709
Materials - 1.6%
Chemicals - 1.6%
Air Liquide SA	2,243	442,318
TOTAL FRANCE		2,259,503
GERMANY - 8.4%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Deutsche Telekom AG	3,733	134,108
Financials - 3.5%
Capital Markets - 1.3%
Deutsche Boerse AG	1,264	366,533
Insurance - 2.2%
Hannover Rueck SE	932	283,343
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	523	343,546
		626,889
TOTAL FINANCIALS		993,422

Health Care - 0.2%
Health Care Providers & Services - 0.2%
Fresenius SE & Co KGaA	1,408	67,454
Industrials - 0.7%
Aerospace & Defense - 0.7%
Rheinmetall AG	96	190,133
Information Technology - 2.3%
Software - 2.3%
SAP SE	2,320	664,014
Materials - 1.0%
Construction Materials - 1.0%
Heidelberg Materials AG	1,176	271,765
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Vonovia SE	1,651	51,399
TOTAL GERMANY		2,372,295
HUNGARY - 0.3%
Financials - 0.3%
Banks - 0.3%
OTP Bank Nyrt	1,104	89,772
INDIA - 6.0%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
MakeMyTrip Ltd (b)	645	60,365
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Reliance Industries Ltd GDR (c)	4,733	298,179
Financials - 3.7%
Banks - 3.7%
HDFC Bank Ltd/Gandhinagar ADR	7,861	603,489
ICICI Bank Ltd ADR	13,364	450,367
		1,053,856
Industrials - 1.0%
Construction & Engineering - 1.0%
Larsen & Toubro Ltd GDR (d)	6,955	285,503
TOTAL INDIA		1,697,903
INDONESIA - 1.1%
Financials - 1.1%
Banks - 1.1%
Bank Central Asia Tbk PT	626,834	315,226
IRELAND - 0.9%
Industrials - 0.9%
Building Products - 0.9%
Kingspan Group PLC	2,992	248,061
ITALY - 2.5%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Ferrari NV (Italy)	158	69,473
Financials - 2.0%
Banks - 2.0%
FinecoBank Banca Fineco SpA	1,568	33,498
UniCredit SpA	7,389	544,981
		578,479
Health Care - 0.3%
Pharmaceuticals - 0.3%
Recordati Industria Chimica e Farmaceutica SpA	1,251	71,953
TOTAL ITALY		719,905
JAPAN - 10.4%
Communication Services - 1.1%
Entertainment - 1.1%
Capcom Co Ltd	3,782	97,208
Nintendo Co Ltd	2,531	212,987
		310,195
Consumer Discretionary - 0.6%
Household Durables - 0.4%
Sony Group Corp	4,673	114,098
Specialty Retail - 0.2%
Fast Retailing Co Ltd	203	62,435
TOTAL CONSUMER DISCRETIONARY		176,533

Consumer Staples - 0.4%
Food Products - 0.4%
Ajinomoto Co Inc	4,976	132,154
Financials - 1.7%
Banks - 0.5%
Sumitomo Mitsui Financial Group Inc	5,955	152,232
Insurance - 1.2%
Tokio Marine Holdings Inc	8,320	337,876
TOTAL FINANCIALS		490,108

Health Care - 0.7%
Health Care Equipment & Supplies - 0.7%
Hoya Corp	1,471	187,094
Industrials - 4.0%
Industrial Conglomerates - 2.0%
Hitachi Ltd	18,578	578,654
Machinery - 1.1%
Mitsubishi Heavy Industries Ltd	12,376	297,911
Professional Services - 0.2%
BayCurrent Inc	812	46,717
Trading Companies & Distributors - 0.7%
ITOCHU Corp	3,825	201,218
TOTAL INDUSTRIALS		1,124,500

Information Technology - 1.1%
IT Services - 0.2%
Fujitsu Ltd	2,056	45,060
Semiconductors & Semiconductor Equipment - 0.4%
Advantest Corp	1,850	126,973
Technology Hardware, Storage & Peripherals - 0.5%
FUJIFILM Holdings Corp	7,024	147,001
TOTAL INFORMATION TECHNOLOGY		319,034

Materials - 0.8%
Chemicals - 0.8%
Shin-Etsu Chemical Co Ltd	7,474	217,826
TOTAL JAPAN		2,957,444
KOREA (SOUTH) - 2.5%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
KT Corp	1,647	65,158
Interactive Media & Services - 0.0%
Kakao Corp	322	13,385
TOTAL COMMUNICATION SERVICES		78,543

Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Samsung Biologics Co Ltd (b)(c)(d)	30	22,941
Industrials - 0.2%
Aerospace & Defense - 0.2%
Korea Aerospace Industries Ltd	869	58,856
Information Technology - 2.0%
Semiconductors & Semiconductor Equipment - 0.7%
SK Hynix Inc	988	193,664
Technology Hardware, Storage & Peripherals - 1.3%
Samsung Electronics Co Ltd	7,160	366,393
TOTAL INFORMATION TECHNOLOGY		560,057

TOTAL KOREA (SOUTH)		720,397
MEXICO - 0.6%
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.6%
Wal-Mart de Mexico SAB de CV Series V	59,299	174,801
NETHERLANDS - 3.3%
Communication Services - 0.2%
Entertainment - 0.2%
Universal Music Group NV	2,188	63,372
Industrials - 1.5%
Professional Services - 1.3%
Wolters Kluwer NV	2,345	365,825
Trading Companies & Distributors - 0.2%
IMCD NV	504	55,400
TOTAL INDUSTRIALS		421,225

Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 1.6%
ASM International NV	119	58,056
ASML Holding NV	546	382,020
BE Semiconductor Industries NV	153	20,795
		460,871
TOTAL NETHERLANDS		945,468
PERU - 0.4%
Financials - 0.4%
Banks - 0.4%
Credicorp Ltd	510	120,870
POLAND - 0.4%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Allegro.eu SA (b)(c)(d)	4,482	44,269
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Dino Polska SA (b)(c)(d)	3,570	47,260
Financials - 0.0%
Banks - 0.0%
Powszechna Kasa Oszczednosci Bank Polski SA	850	18,685
TOTAL POLAND		110,214
SAUDI ARABIA - 0.6%
Financials - 0.6%
Banks - 0.6%
Al Rajhi Bank	6,222	157,163
SINGAPORE - 0.4%
Communication Services - 0.4%
Entertainment - 0.4%
Sea Ltd Class A ADR (b)	805	126,103
SOUTH AFRICA - 1.6%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Naspers Ltd Class N	344	106,609
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Shoprite Holdings Ltd	6,037	87,992
Financials - 0.8%
Banks - 0.6%
Capitec Bank Holdings Ltd	862	167,139
Financial Services - 0.2%
FirstRand Ltd	12,578	53,485
TOTAL FINANCIALS		220,624

Materials - 0.1%
Metals & Mining - 0.1%
Impala Platinum Holdings Ltd (b)	2,991	28,227
TOTAL SOUTH AFRICA		443,452
SPAIN - 2.4%
Financials - 2.4%
Banks - 2.4%
Banco Santander SA	22,913	197,053
CaixaBank SA	51,580	485,621

TOTAL SPAIN		682,674
SWEDEN - 2.8%
Financials - 1.1%
Financial Services - 1.1%
Investor AB B Shares	10,789	313,555
Industrials - 1.7%
Machinery - 1.7%
Atlas Copco AB A Shares	20,199	308,270
Indutrade AB	7,532	183,429
		491,699
TOTAL SWEDEN		805,254
SWITZERLAND - 1.3%
Financials - 1.3%
Capital Markets - 1.3%
Partners Group Holding AG	101	136,967
UBS Group AG	6,087	228,117

TOTAL SWITZERLAND		365,084
TAIWAN - 5.6%
Information Technology - 5.6%
Semiconductors & Semiconductor Equipment - 5.4%
ASE Technology Holding Co Ltd	16,432	83,767
eMemory Technology Inc	603	41,019
Taiwan Semiconductor Manufacturing Co Ltd	36,417	1,412,125
		1,536,911
Technology Hardware, Storage & Peripherals - 0.2%
Wiwynn Corp	616	56,936
TOTAL TAIWAN		1,593,847
UNITED ARAB EMIRATES - 0.4%
Energy - 0.4%
Energy Equipment & Services - 0.2%
ADNOC Drilling Co PJSC	38,299	60,894
Oil, Gas & Consumable Fuels - 0.2%
Adnoc Gas PLC	47,421	42,992
TOTAL ENERGY		103,886

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Emaar Properties PJSC	5,190	21,548
TOTAL UNITED ARAB EMIRATES		125,434
UNITED KINGDOM - 11.5%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Zegona Communications plc (b)	9,566	112,184
Consumer Discretionary - 1.9%
Hotels, Restaurants & Leisure - 1.6%
Compass Group PLC	10,376	365,188
InterContinental Hotels Group PLC	610	70,602
		435,790
Leisure Products - 0.3%
Games Workshop Group PLC	429	92,292
TOTAL CONSUMER DISCRETIONARY		528,082

Consumer Staples - 0.6%
Tobacco - 0.6%
Imperial Brands PLC	4,037	157,491
Financials - 3.5%
Banks - 0.7%
NatWest Group PLC	30,880	214,919
Capital Markets - 2.8%
3i Group PLC	6,928	379,794
London Stock Exchange Group PLC	3,285	401,731
		781,525
TOTAL FINANCIALS		996,444

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
ConvaTec Group PLC (c)(d)	12,731	39,242
Industrials - 4.6%
Aerospace & Defense - 2.9%
BAE Systems PLC	17,134	408,210
Rolls-Royce Holdings PLC	27,796	393,519
		801,729
Professional Services - 1.6%
RELX PLC	8,945	464,968
Trading Companies & Distributors - 0.1%
Diploma PLC	454	32,257
TOTAL INDUSTRIALS		1,298,954

Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Halma PLC	1,732	74,385
Materials - 0.2%
Metals & Mining - 0.2%
Anglogold Ashanti Plc (South Africa)	1,245	56,399
TOTAL UNITED KINGDOM		3,263,181
UNITED STATES - 5.6%
Communication Services - 0.6%
Entertainment - 0.6%
Spotify Technology SA (b)	294	184,203
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Shell PLC	7,338	262,721
Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
Alcon AG	1,374	121,491
Industrials - 3.0%
Electrical Equipment - 1.7%
Schneider Electric SE	1,699	442,554
Professional Services - 1.3%
Experian PLC	7,190	380,198
TOTAL INDUSTRIALS		822,752

Materials - 0.7%
Construction Materials - 0.7%
Amrize Ltd	753	38,065
Holcim AG	1,901	152,080
		190,145
TOTAL UNITED STATES		1,581,312
TOTAL COMMON STOCKS (Cost $25,686,523)		28,082,791

U.S. Treasury Obligations - 0.1%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/23/2025 (f) (Cost $19,804)	4.29	20,000	19,804

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $235,543)	4.33	235,496	235,543

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $25,941,870)	28,338,138
NET OTHER ASSETS (LIABILITIES) - 0.1%	24,422
NET ASSETS - 100.0%	28,362,560

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	1	Sep 2025	130,670	(1,429)	(1,429)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $697,527 or 2.5% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $684,851 or 2.4% of net assets.

(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,804.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	12,360,175	12,124,632	5,048	-	-	235,543	235,496	0.0%
Total	-	12,360,175	12,124,632	5,048	-	-	235,543

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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